RECEIVABLES, PREPAYMENTS AND OTHER ASSETS - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Trade receivables, other than related parties	$ 857	$ 824
Other receivables	237	497
Unbilled accounts receivable	34	24	$ 43
Receivables from government grants	51	52
Receivables from related parties	7	11
Other current financial assets	46	79
Current prepayments and other current assets	1,232	1,487
Non-current:
Advances to suppliers	224	235
Other	24	46
Total	$ 248	$ 281